OTHER NON-FINANCIAL LIABILITIES (Details) - Schedule of movement of other-non financial liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of movement of other-non financial liabilities [Abstract]
Initial balance	Initial balance
Recognition	(1)
Use	Use
Loyalty (accreditation and exchange)	(accreditation
Expiration of tickets	Expiration of
Adjustment application IAS 29, Argentina hyperinflation	Argentina
Others provisions	Others
Final balance	Final balance
Initial balance	$ 3,099,448
Recognition	8,264,970	$ 7,690,972
Use	(7,703,011)	(8,230,750)
Loyalty (accreditation and exchange)	124,548	944,246
Expiration of tickets	(156,435)	(284,730)
Adjustment application IAS 29, Argentina hyperinflation	2,232	927
Others provisions	291,609	$ 308,289	$ 377,376	$ 425,137
Final balance	$ 3,686,604